Transactions and Balances with Related Parties (Details) € in Thousands, $ in Thousands						12 Months Ended
	Nov. 25, 2024 EUR (€)	Nov. 25, 2024 ILS (₪)	Jul. 01, 2021 EUR (€)	Jul. 01, 2021 ILS (₪)	Dec. 30, 2008 USD ($)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 EUR (€)	Jul. 25, 2024 EUR (€)	Jul. 25, 2024 ILS (₪)
Transactions and Balances with Related Parties (Details) [Line Items]
Shareholders loans portion								€ 527	₪ 2,001,700
Company’s shareholders						₪ 381,000	€ 96
Annual fee	€ 316	₪ 1,200,000
Chairman agreement percentage	60.00%	60.00%
Kanir and Meisaf [Member]
Transactions and Balances with Related Parties (Details) [Line Items]
Aggregate annual management fee			€ 365	₪ 1,386,000	$ 400
Conversion amount									1,541,300
Shareholders loans portion									₪ 406,000
Mr. Nehama [Member]
Transactions and Balances with Related Parties (Details) [Line Items]
Services provided provided percentage			77.00%	77.00%
Kanir And Keystone R P Holdings And Investments Ltd Member
Transactions and Balances with Related Parties (Details) [Line Items]
Aggregate annual management fee			€ 474	₪ 1,800,000,000
Kanir [Member]
Transactions and Balances with Related Parties (Details) [Line Items]
Aggregate annual management fee				660,000
Keystone [Member]
Transactions and Balances with Related Parties (Details) [Line Items]
Aggregate annual management fee				₪ 1,140,000